Related Party Transactions (Details) - Schedule of compensation of key management personnel - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of compensation of key management personnel [Abstract]
Cash compensation	$ 3,057	$ 3,246
Share-based compensation	3,764	3,179
Total compensation of key management personnel	$ 6,821	$ 6,425